Inventories, net (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Inventories, net
Products	¥ 198,142
Packing materials and others	7,965
Total inventories	206,107
Less: inventory provision	(56,575)
Inventories, net	¥ 149,532